Investments in unconsolidated entities - Equity method unconsolidated entities (Details) - Investments in unconsolidated entities - Equity method eligible unconsolidated entities, at fair value	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BE Reinsurance Limited
Investments in unconsolidated entities
Ownership interest	24.90%	24.90%
BioVentures Investors (Offshore) IV LP
Investments in unconsolidated entities
Ownership interest	73.00%	73.00%
Camden Partners Strategic Fund V (Cayman), LP
Investments in unconsolidated entities
Ownership interest	39.40%	39.40%
Diamond LS I LP
Investments in unconsolidated entities
Ownership interest	15.40%	16.00%
Gateway Fund LP
Investments in unconsolidated entities
Ownership interest	22.90%	15.00%
Monarch
Investments in unconsolidated entities
Ownership interest	12.80%	12.80%
New Energy Capital Infrastructure Credit Fund LP
Investments in unconsolidated entities
Ownership interest	29.80%	30.50%
New Energy Capital Infrastructure Offshore Credit Fund LP
Investments in unconsolidated entities
Ownership interest	29.80%	30.50%
Pie Preferred Stock
Investments in unconsolidated entities
Ownership interest	11.90%	30.10%
Pie Series B Preferred Stock
Investments in unconsolidated entities
Ownership interest	8.60%	22.40%
Quintana Energy Partners
Investments in unconsolidated entities
Ownership interest	21.80%	21.80%
Tuckerman Capital V LP
Investments in unconsolidated entities
Ownership interest	48.30%	48.30%
Tuckerman Capital V Co-Investment I LP
Investments in unconsolidated entities
Ownership interest	48.80%	48.10%